Schedule of property, plant and equipment and intangible assets by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and intangible assets	R$ 40,102,429	R$ 38,757,840
Reporting segments member
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and intangible assets	39,780,192	38,434,223
Reporting segments member | Brazil member
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and intangible assets	18,072,312	17,299,352
Reporting segments member | U s a and europe member
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and intangible assets	7,688,713	7,242,262
Reporting segments member | Mexico member
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and intangible assets	14,019,167	13,892,609
Reporting segments member | Unallocated member
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and intangible assets	R$ 322,237	R$ 323,617